Fair Value of Warrants - Summary of Assumptions Used in Computing Fair Value of Derivative Warrants (Details) (10-K)	Sep. 30, 2020 $ / shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class of Warrant or Right [Line Items]
Exercise price (usd per share)	$ 104.18	[1]		$ 104.18	[2]
2016 Offerings [Member] | Exercise Price [Member]
Class of Warrant or Right [Line Items]
Exercise price (usd per share)	$ 67.50		$ 67.50	$ 67.50
2016 Offerings [Member] | Expected Life (Years) [Member]
Class of Warrant or Right [Line Items]
Expected life (years)	1 year 3 months 29 days		2 years 29 days	3 years 29 days
2016 Offerings [Member] | Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	164.40		150.69	100.51
2016 Offerings [Member] | Risk-free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	0.12		1.58	2.46
2016 Offerings [Member] | Expected Dividend Yield [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	0		0	0.00
2017 Debt [Member] | Exercise Price [Member]
Class of Warrant or Right [Line Items]
Exercise price (usd per share)				$ 84.60
2017 Debt [Member] | Expected Life (Years) [Member]
Class of Warrant or Right [Line Items]
Expected life (years)				5 years 11 months 19 days
2017 Debt [Member] | Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				73.40
2017 Debt [Member] | Risk-free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				2.55
2017 Debt [Member] | Expected Dividend Yield [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				0.00
2017 Offering [Member] | Exercise Price [Member]
Class of Warrant or Right [Line Items]
Exercise price (usd per share)				$ 70.80
2017 Offering [Member] | Expected Life (Years) [Member]
Class of Warrant or Right [Line Items]
Expected life (years)				5 months 9 days
2017 Offering [Member] | Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				172.5
2017 Offering [Member] | Risk-free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				2.56
2017 Offering [Member] | Expected Dividend Yield [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)				0.00

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.